Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 97.87%<<
Fixed Income Funds — 23.87%
Delaware Ivy VIP Corporate Bond Class II	2,829,061	$13,211,715
Delaware Ivy VIP High Income Class I	113,832	343,774
Delaware Ivy VIP Limited-Term Bond Class II	672,262	3,193,241
		16,748,730
Global / International Equity Fund — 24.53%
Delaware Ivy VIP International Core Equity Class II	1,005,885	17,210,692
		17,210,692
US Equity Funds — 49.47%
Delaware Ivy VIP Core Equity Class II	619,620	8,922,537
Delaware Ivy VIP Growth Class II	798,797	8,690,912
Delaware Ivy VIP Mid Cap Growth Class I	349,124	3,805,452
Delaware Ivy VIP Small Cap Growth Class II	117,359	768,700
Delaware Ivy VIP Smid Cap Core Class II	285,513	3,517,518
Delaware Ivy VIP Value Class II	1,649,918	9,008,553
		34,713,672
Total Affiliated Mutual Funds (cost $76,837,756)		68,673,094

	Number of shares	Value (US $)

Short-Term Investments — 2.00%
Money Market Mutual Funds — 2.00%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	349,877	$ 349,877
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	349,877	349,877
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	349,877	349,877
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	349,876	349,876
Total Short-Term Investments (cost $1,399,507)		1,399,507

Total Value of Securities—99.87% (cost $78,237,263)		70,072,601
Receivables and Other Assets Net of Liabilities—0.13%★		94,460
Net Assets Applicable to 15,631,937 Shares Outstanding—100.00%		$70,167,061
<<	Affiliated company.
★	Includes $142,800 cash collateral held at broker for futures contracts as of March 31, 2024.
The following futures contracts were outstanding at March 31, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(2)	E-Mini Russell 2000 Index	$(214,590)	$(209,404)	6/21/24	$(5,186)	$(750)
(11)	E-Mini S&P 500 Index	(2,919,675)	(2,846,110)	6/21/24	(73,565)	(138)
Total Futures Contracts			$(3,055,514)		$(78,751)	$(888)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio’s net assets.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
NQ- IV043 [0324] 0524 (3566193)    1